Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	£ 63	£ 65	£ 56
Past service cost	0	3	0
Settlements	0	0	0
Administration expenses	8	7	6
Total operating expenses	71	75	62
Interest on plan assets	(153)	(80)	(57)
Interest on plan liabilities	127	71	53
Net finance (income)/expense	(26)	(9)	(4)
Net income statement charge	45	66	58
UK Group plan [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	16	17	17
Past service cost	0	3	0
Settlements	0	0	0
Administration expenses	8	7	6
Total operating expenses	24	27	23
Interest on plan assets	(148)	(77)	(55)
Interest on plan liabilities	121	67	49
Net finance (income)/expense	(27)	(10)	(6)
Net income statement charge	(3)	17	17
Defined benefit other [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	2	2	2
Past service cost	0	0	0
Settlements	0	0	0
Administration expenses	0	0	0
Total operating expenses	2	2	2
Interest on plan assets	(5)	(3)	(2)
Interest on plan liabilities	6	3	3
Net finance (income)/expense	1	0	1
Net income statement charge	3	2	3
Sub-total [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	18	19	19
Past service cost	0	3	0
Settlements	0	0	0
Administration expenses	8	7	6
Total operating expenses	26	29	25
Interest on plan assets	(153)	(80)	(57)
Interest on plan liabilities	127	70	52
Net finance (income)/expense	(26)	(10)	(5)
Net income statement charge	0	19	20
Defined contribution [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	45	46	37
Past service cost	0	0	0
Settlements	0	0	0
Administration expenses	0	0	0
Total operating expenses	45	46	37
Interest on plan assets	0	0	0
Interest on plan liabilities	0	0	0
Net finance (income)/expense	0	0	0
Net income statement charge	45	46	37
PRMB [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	0	0	0
Past service cost	0	0	0
Settlements	0	0	0
Administration expenses	0	0	0
Total operating expenses	0	0	0
Interest on plan assets	0	0	0
Interest on plan liabilities	0	1	1
Net finance (income)/expense	0	1	1
Net income statement charge	£ 0	£ 1	£ 1